Share-based Payments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 GBP (£) shares yr	Dec. 31, 2016 GBP (£) shares yr	Dec. 31, 2015 GBP (£) shares yr	Dec. 31, 2010 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding	6,030,000
Share price volatility calculation period	five year
Expected dividend yield calculation determination	The expected dividend yield was determined by calculating the yield from the last two declared dividends divided by the grant share price.
Sharesave Scheme (SAYE)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Discount percentage on market price	20.00%
Number of options granted				0
Maximum savings by participant to buy shares in any tax year | £	£ 6,000
Sharesave Scheme (SAYE) | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period	3 years
Sharesave Scheme (SAYE) | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period	5 years
Share Reward Scheme (SRS) and International Share Reward Scheme (ISRS)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum amount of free shares that can be granted | £	£ 3,600
Free shares granted | £		£ 3,600	£ 3,000
Investment holding period	3 years
Partnership Share Scheme
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum amount allocated to purchase shares | £	£ 1,800
Period taken to transfer to participants tax free	5 years
LTIP, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted	1,690,000	1,772,000
Number of options outstanding	6,030,000	5,337,000	5,225,000
Number of share options exercisable	653,000	148,000
Weighted average share price at date of exercise for share options exercised | £	£ 51.95	£ 45.80	£ 35.39
Weighted average remaining contractual life of outstanding shares | yr	8.1	8.2	8.2
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted	152,000	139,000
Number of options outstanding	378,000	407,000	414,000
Number of share options exercisable	7,000	23,000
Weighted average share price at date of exercise for share options exercised | £	£ 52.08	£ 47.00	£ 35.52
Weighted average remaining contractual life of outstanding shares | yr	8.3	7.9	7.9
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted	1,079,000	1,316,000
Number of options outstanding	2,962,000	3,225,000	3,395,000
Number of share options exercisable	61,000	35,000
Weighted average share price at date of exercise for share options exercised | £	£ 52.52	£ 42.26	£ 35.05
Weighted average remaining contractual life of outstanding shares | yr	1.3	1.3	1.2
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted	136,000	148,000
Number of options outstanding	382,000	423,000	451,000
Number of share options exercisable	5,000	4,000
Weighted average share price at date of exercise for share options exercised | £	£ 52.50	£ 41.97	£ 34.42
Weighted average remaining contractual life of outstanding shares | yr	1.2	1.2	1.3
Reynolds American Inc.
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding	891,677
Number of share options exercisable	327,463
Weighted average share price at date of exercise for share options exercised | £	£ 46.32
Reynolds American Inc. | LTIP, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual life of outstanding shares | yr	2.17
Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Nil-cost options exercisable - contractual life in years	10 years
Options exercisable period	3 years
Long Term Incentive Plan | Earnings Per Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	40.00%	40.00%	50.00%
Long Term Incentive Plan | Operating Cash Flow
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	20.00%	20.00%	0.00%
Long Term Incentive Plan | Total Shareholder Return
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	20.00%	20.00%	25.00%
Long Term Incentive Plan | Net Turnover
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	20.00%	20.00%	25.00%
Long Term Incentive Plan | Reynolds American Inc.
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	150.00%
Date of acquisition	Jul. 25, 2017